422 Fleming Street, Suite 7

Key West, FL  33040

281-702-2137  (P)

866-862-1719  (F)

November 8, 2016

Securities and Exchange Commission	VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:   Division of Investment Management: Attn Mr. Jay Williamson

Re:	American Pension Investors Trust Trust, File Nos. 811-04262 and 002-96538

Dear Mr. Williamson:

On behalf of American Pension Investors Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Definitive Proxy Statement which will be used in connection with a special meeting of the shareholders of the API Short Term Bond Fund (the “Fund”), a separate series of the Trust, to be held on November 29, 2016 (the “Special Meeting”). This Definitive Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about November 8, 2016.

The matters to be considered at the Special Meeting will be:

Proposal 1:	To approve changing the Fund’s Principal Investment Objective.

Proposal 2:

To transact any other business, not currently contemplated, that may properly come before the special meeting of shareholders or any adjournment thereof in the discretion of the proxies or their substitutes.

In response to your comments relating to the Trust’s Preliminary Proxy, filed on October 25, 2016, we have made the following amendments to this Definitive Proxy:

1.	All information and required disclosures that were not included in the Preliminary Proxy have been included in this Definitive Proxy;

2.	In the Notice, the date of the Notice has been corrected to state November 8, 2016, not 2015.

3.	Language discussing and highlighting any changes to the Adviser’s management of the Fund in light of its new objective and strategies has been added;

4.	The language in the proposed investment strategies stating that the Fund will invest 80% of its assets has been clarified to make clear that income producing securities will be purchased;

5.	Language has been added to state that the Fund will will maintain an average aggregate maturity of not more than three years;

6.	Language has been added stating that the Fund will not invest more than 5% of its total assets in privately issued mortgage-backed securities;

7.	Page 12 of the proxy has been amended to state that the Board recommends that the shareholders vote for the change of investment objective, and the language describing the requirement of a majority of shares has been clarified; and

8.	The proxy card has been corrected to indicate the Short Term Bond Fund, and signature lines have been added.

With respect to this Definitive Proxy filing, Registrant acknowledges that comments received from the Commission or the staff, acting pursuant to delegated authority, does not foreclose the Commission from taking any action with respect to the filing; Registrant is not relieved from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions or comments regarding the foregoing to me at 281-702-2137. Thank you for your consideration.

DRAKE COMPLIANCE, LLC

/s/  David D. Jones

DAVID D. JONES